Capital and Financial Risk Management - Summary of Foreign Currency Risk (Detail) - Foreign currency risk [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of foreign currency risk [Line Items]
Impact on profit before tax (+5%)	€ 53	€ 54	€ 27
Impact on profit before tax (-5%)	53	54	27
Impact on total equity (+5%)	291	275	230
Impact on total equity (-5%)	291	275	230
Impact on financial instruments (+5%)	165	146	181
Impact on financial instruments (-5%)	165	146	181
Impact on profit before tax (+2.5%)	27	27	14
Impact on profit before tax (-2.5%)	27	27	14
Impact on total equity (+2.5%)	146	137	115
Impact on total equity (-2.5%)	146	137	115
Impact on financial instruments (+2.5%)	82	73	91
Impact on financial instruments (-2.5%)	€ 82	€ 73	€ 91